Prepaid expenses and other assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses and other assets (current)
Prepaid expenses and other current assets	€ 16,271	€ 23,763
Prepayments for future service agreements and goods	792	1,075
Deferred charges	5,233	5,463
Prepayments for compensation	4,749	4,344
VAT refund claims	€ 5,498	€ 12,881